Leuthold Global Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 67.6%		Shares	Value
Automobiles - 3.1%
Bayerische Motoren Werke AG		1,024	$113,942
General Motors Co.		3,456	124,140
Hyundai Motor Co.		500	78,653
Mazda Motor Corp.		8,800	94,064
Mercedes-Benz Group AG		1,501	103,566
Nissan Motor Co. Ltd.		20,500	80,153
Stellantis NV		7,020	164,482
			759,000

Banks - 3.2%
ABN AMRO Bank NV(a)		7,209	108,412
ANZ Group Holdings Ltd.		4,624	81,697
Banco Santander SA - ADR		28,192	116,716
Bank of Nova Scotia/The		1,389	67,630
Barclays PLC - ADR		9,930	78,248
Citigroup, Inc.		1,523	78,342
Commerzbank AG		8,634	102,622
Mizuho Financial Group, Inc. - ADR		33,568	115,474
Virgin Money UK PLC		21,993	45,950
			795,091

Construction Materials - 3.8%
Asia Cement Corp.		54,000	72,925
Buzzi SpA		3,164	96,232
CRH PLC		2,370	163,909
CSR Ltd.		17,268	77,692
Eagle Materials, Inc.		462	93,712
Heidelberg Materials AG		1,230	109,947
Holcim AG		1,807	141,924
Summit Materials, Inc. - Class A(b)		2,413	92,804
Wienerberger AG		2,624	87,428
			936,573

Consumer Staples Distribution & Retail - 3.4%
Andersons, Inc.		1,846	106,219
George Weston Ltd.		941	116,822
Ingles Markets, Inc. - Class A		867	74,883
J Sainsbury PLC		35,867	138,282
Koninklijke Ahold Delhaize NV		3,472	99,894
Marks & Spencer Group PLC		38,248	132,552
SPAR Group Ltd.(b)		10,400	67,031
Tsuruha Holdings, Inc.		1,200	109,851
			845,534

Distributors - 0.3%
LKQ Corp.		1,832	87,551

Electronic Equipment, Instruments & Components - 0.2%
Taiwan Surface Mounting Technology Corp.		18,000	56,209

Food Products - 2.8%
Archer-Daniels-Midland Co.		2,461	177,734
Bunge Global SA		1,418	143,147
Fresh Del Monte Produce, Inc.		3,061	80,351
Ingredion, Inc.		1,182	128,282
Wilmar International, Ltd.		60,400	163,163
			692,677

Health Care Providers & Services - 4.7%
Centene Corp.(b)		3,506	260,180
Elevance Health, Inc.		542	255,586
Humana, Inc.		494	226,158
Molina Healthcare, Inc.(b)		477	172,345
UnitedHealth Group, Inc.		490	257,970
			1,172,239

Household Durables - 6.3%
Barratt Developments PLC		10,184	72,953
Haseko Corp.		6,900	89,486
KB Home		3,108	194,126
Lennar Corp. - Class A		2,019	300,912
Meritage Homes Corp.		1,911	332,895
Redrow PLC		10,303	80,699
Toll Brothers, Inc.		2,725	280,103
Tri Pointe Homes, Inc.(b)		6,009	212,719
			1,563,893

Insurance - 6.0%
Axis Capital Holdings Ltd.		1,886	104,428
DB Insurance Co. Ltd.		1,556	100,771
Everest Group Ltd.		771	272,610
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		906	375,822
Old Republic International Corp.		4,829	141,973
Sompo Holdings, Inc.		3,400	166,356
Swiss Re AG		2,755	310,022
			1,471,982

IT Services - 4.4%
Alten SA		721	107,420
Amdocs, Ltd.		1,301	114,345
Cognizant Technology Solutions Corp. - Class A		2,648	200,003
Computacenter PLC		3,073	109,209
Fujitsu Ltd.		1,500	225,740
NEC Corp.		2,000	118,172
Wipro, Ltd. - ADR		36,334	202,380
			1,077,269

Machinery - 0.7%
Daimler Truck Holding AG		4,328	162,577

Metals & Mining - 2.5%
ArcelorMittal SA		3,689	104,731
BlueScope Steel, Ltd.		5,933	94,587
Commercial Metals Co.		1,803	90,222
Ryerson Holding Corp.		1,994	69,152
Ternium SA - ADR		2,866	121,718
United States Steel Corp.		2,674	130,090
			610,500

Oil, Gas & Consumable Fuels - 8.0%
APA Corp.		4,465	160,204
Canadian Natural Resources Ltd.		4,945	323,996
Chord Energy Corp.		1,062	176,536
Eni SpA - ADR		4,014	136,516
EOG Resources, Inc.		2,352	284,474
Exxon Mobil Corp.		1,851	185,063
Inpex Corp.		13,000	173,962
Petroleo Brasileiro SA - ADR		8,177	130,587
PTT Exploration & Production PCL - NVDR		26,800	116,741
Shell PLC - ADR		2,097	137,983
Suncor Energy, Inc.		4,349	139,342
Woodside Energy Group Ltd. - ADR		966	20,373
			1,985,777

Paper & Forest Products - 0.0%(c)
China Forestry Holdings Co. Ltd.(b)(d)		2,484,000	-

Semiconductors & Semiconductor Equipment - 8.7%
Amkor Technology, Inc.		4,467	148,617
Applied Materials, Inc.		1,832	296,912
ASM International NV		721	375,262
Diodes, Inc.(b)		1,356	109,185
Intel Corp.		2,679	134,620
Lam Research Corp.		531	415,910
Marvell Technology, Inc.		2,776	167,421
Sino-American Silicon Products, Inc.		24,000	152,973
SK Hynix, Inc.		1,313	143,298
Skyworks Solutions, Inc.		976	109,722
SUMCO Corp.		5,600	83,771
			2,137,691

Software - 6.0%
A10 Networks, Inc.		5,266	69,353
Check Point Software Technologies, Ltd.(b)		1,949	297,788
Dolby Laboratories, Inc. - Class A		1,517	130,735
Dropbox, Inc. - Class A(b)		6,243	184,044
Fuji Soft, Inc.		2,100	87,833
InterDigital, Inc.		1,252	135,892
Justsystems Corp.		2,500	57,903
Progress Software Corp.		1,976	107,297
PTC, Inc.(b)		1,657	289,909
TeamViewer SE(a)(b)		7,105	110,358
			1,471,112

Trading Companies & Distributors - 3.5%
Boise Cascade Co.		827	106,981
GMS, Inc.(b)		1,325	109,220
ITOCHU Corp.		3,100	126,294
Mitsui & Co. Ltd.		3,900	146,109
Rush Enterprises, Inc. - Class A		1,970	99,091
Travis Perkins PLC(b)		3,953	41,661
WESCO International, Inc.		1,310	227,782
			857,138
TOTAL COMMON STOCKS (Cost $13,145,271)			16,682,813

U.S. TREASURY OBLIGATIONS - 3.4%		Par
United States Treasury Note/Bond
2.63%, 04/15/2025		350,000	341,482
3.88%, 08/15/2033		510,000	510,399
TOTAL U.S. TREASURY OBLIGATIONS (Cost $838,362)			851,881

CORPORATE BONDS - 2.1%
Banks - 2.1%
JPMorgan Chase & Co., 1.50%, 01/27/2025	EUR	470,000	506,193

TOTAL CORPORATE BONDS (Cost $512,724)			506,193

FOREIGN GOVERNMENT NOTE/BOND - 2.0%
French Republic Government Bond OAT, 3.00%, 05/25/2033	EUR	420,000	482,305
TOTAL FOREIGN GOVERNMENT NOTE/BOND (Cost $439,982)			482,305

PREFERRED STOCKS - 0.6%		Shares
Automobiles - 0.3%
Volkswagen AG		589	72,598

Metals & Mining - 0.3%
Gerdau SA - ADR		15,359	74,491
TOTAL PREFERRED STOCKS (Cost $157,064)			147,089

EXCHANGE TRADED FUNDS - 7.7%
iShares 0-5 Year High Yield Corporate Bond ETF		4,178	176,395
iShares 0-5 Year TIPS Bond ETF		2,535	249,926
iShares 5-10 Year Investment Grade Corporate Bond ETF		5,503	286,156
iShares Core Japan Government Bond ETF		23,600	413,592
iShares International Treasury Bond ETF(b)		7,614	314,687
iShares MBS ETF		2,949	277,442
VanEck J. P. Morgan EM Local Currency Bond ETF		7,755	196,589
TOTAL EXCHANGE TRADED FUNDS (Cost $1,823,731)			1,914,787

SHORT-TERM INVESTMENTS - 16.1%
Money Market Funds - 13.3%
Fidelity Institutional Money Market Funds - Government Portfolio - Class Institutional, 5.25%(e)(f)		3,275,200	3,275,200

U.S. Treasury Bills - 2.8%		Par
5.39%, 01/11/2024(f)(g)		700,000	698,966
TOTAL SHORT-TERM INVESTMENTS (Cost $3,974,166)			3,974,166

TOTAL INVESTMENTS - 99.5% (Cost $20,891,300)			$24,559,234
Other Assets in Excess of Liabilities - 0.5%			128,173
TOTAL NET ASSETS - 100.0%			$24,687,407

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
EUR - Euro
NVDR - Non-Voting Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $218,770 or 0.9% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2023.

(e)	The rate shown represents the 7-day effective yield as of December 31, 2023.
(f)	All or a portion of the assets have been committed as collateral for open securities sold short.
(g)	The rate shown is the effective yield.

Leuthold Global Fund
Schedule of Currency Exposure
as of December 31, 2023 (Unaudited)

Currency	Value	Percentage of Total Investments
Australian Dollar	$253,975	1.0%
British Pound	621,307	2.5
Canadian Dollar	116,822	0.5
Euro	3,179,059	12.9
Hong Kong Dollar	-	-
Japanese Yen	1,973,289	8.0
Singapore Dollar	163,163	0.7
South African Rand	67,031	0.3
South Korean Won	322,722	1.3
Swiss Franc	451,946	1.8
Taiwan New Dollar	282,106	1.2
Thai Baht	116,741	0.5
US Dollar	17,011,073	69.3
Total Investments	$24,559,234	100.0%

Leuthold Global Fund
Schedule of Portfolio Diversification
as of December 31, 2023 (Unaudited)

Country	Value	Percentage of Total Investments
Australia	$274,348	1.1%
Austria	87,428	0.4
Bermuda	377,038	1.5
Brazil	205,078	0.8
Canada	647,790	2.6
China	-	-
France	589,724	2.4
Germany	1,151,430	4.7
India	202,380	0.8
Ireland	163,909	0.7
Israel	297,788	1.2
Italy	232,748	1.0
Japan	2,088,763	8.5
Luxembourg	226,450	0.9
Netherlands	748,051	3.1
Singapore	163,163	0.7
South Africa	67,031	0.3
South Korea	322,722	1.3
Spain	116,715	0.5
Switzerland	451,946	1.8
Taiwan	282,106	1.1
Thailand	116,741	0.5
United Kingdom	837,538	3.4
United States	14,908,347	60.7
Total Investments	$24,559,234	100.0%

Leuthold Global Fund
Schedule of Securities Sold Short(a)
as of December 31, 2023 (Unaudited)

COMMON STOCKS - (5.0)%	Shares	Value
Aerospace & Defense - (0.2)%
HEICO Corp.	(48)	$(8,586)
L3Harris Technologies, Inc.	(87)	(18,324)
RTX Corp.	(202)	(16,996)
Spirit AeroSystems Holdings, Inc. - Class A	(257)	(8,167)
		(52,073)

Automobile Components – (0.0)%(b)
Dorman Products, Inc.	(114)	(9,509)

Automobiles - (0.1)%
Tesla, Inc.	(83)	(20,624)

Banks - (0.2)%
Commerce Bancshares, Inc./MO	(189)	(10,095)
First Financial Bankshares, Inc.	(333)	(10,090)
Independent Bank Group, Inc.	(196)	(9,972)
Seacoast Banking Corp. of Florida	(435)	(12,380)
		(42,537)

Beverages - (0.1)%
Brown-Forman Corp. - Class B	(339)	(19,357)

Biotechnology - (0.1)%
Moderna, Inc.	(153)	(15,216)

Broadline Retail - (0.1)%
Coupang, Inc.	(1,138)	(18,424)

Capital Markets - (0.4)%
Blackstone, Inc.	(153)	(20,031)
Charles Schwab Corp.	(323)	(22,222)
Cohen & Steers, Inc.	(159)	(12,041)
Houlihan Lokey, Inc.	(68)	(8,154)
MarketAxess Holdings, Inc.	(46)	(13,471)
PJT Partners, Inc. - Class A	(103)	(10,493)
		(86,412)

Chemicals - (0.3)%
Albemarle Corp.	(148)	(21,383)
Corteva, Inc.	(292)	(13,992)
International Flavors & Fragrances, Inc.	(131)	(10,607)
Sensient Technologies Corp.	(142)	(9,372)
Stepan Co.	(94)	(8,888)
Tronox Holdings PLC	(665)	(9,416)
		(73,658)

Commercial Services & Supplies - (0.2)%
Casella Waste Systems, Inc. - Class A	(110)	(9,400)
Rollins, Inc.	(400)	(17,468)
Stericycle, Inc.	(198)	(9,813)
		(36,681)

Communications Equipment - (0.1)%
Harmonic, Inc.	(897)	(11,697)
Ubiquiti, Inc.	(67)	(9,350)
ViaSat, Inc.	(326)	(9,112)
		(30,159)

Consumer Staples Distribution & Retail – (0.0)%(b)
Chefs' Warehouse, Inc.	(339)	(9,977)

Containers & Packaging - (0.1)%
Ball Corp.	(374)	(21,513)
Sealed Air Corp.	(177)	(6,464)
		(27,977)

Diversified Consumer Services – (0.0)%(b)
Service Corp. International/US	(139)	(9,515)

Electrical Equipment – (0.1)%
Ballard Power Systems, Inc.	(1,597)	(5,909)
Shoals Technologies Group, Inc. - Class A	(644)	(10,008)
		(15,917)

Electronic Equipment, Instruments & Components - (0.1)%
Cognex Corp.	(245)	(10,226)
Corning, Inc.	(727)	(22,137)
		(32,363)

Energy Equipment & Services – (0.0)%(b)
Patterson-UTI Energy, Inc.	(743)	(8,024)

Entertainment - (0.2)%
ROBLOX Corp. - Class A	(424)	(19,385)
Walt Disney Co.	(205)	(18,510)
		(37,895)

Financial Services – (0.0)%(b)
Jack Henry & Associates, Inc.	(53)	(8,661)

Food Products - (0.2)%
Hormel Foods Corp.	(406)	(13,037)
J & J Snack Foods Corp.	(67)	(11,198)
Tyson Foods, Inc. - Class A	(209)	(11,234)
Utz Brands, Inc.	(650)	(10,556)
		(46,025)

Health Care Equipment & Supplies - (0.4)%
Becton Dickinson and Co.	(77)	(18,775)
Dexcom, Inc.	(132)	(16,380)
Globus Medical, Inc. - Class A	(189)	(10,072)
Masimo Corp.	(96)	(11,252)
PROCEPT BioRobotics Corp.	(277)	(11,609)
ResMed, Inc.	(107)	(18,406)
STAAR Surgical Co.	(283)	(8,832)
Tandem Diabetes Care, Inc.	(484)	(14,317)
		(109,643)

Health Care Providers & Services – (0.0)%(b)
Guardant Health, Inc.	(235)	(6,357)

Hotels, Restaurants & Leisure - (0.2)%
Churchill Downs, Inc.	(75)	(10,120)
Planet Fitness, Inc. - Class A	(138)	(10,074)
Restaurant Brands International, Inc.	(291)	(22,736)
		(42,930)

Household Durables – (0.0)%(b)
Sonos, Inc.	(623)	(10,678)

Household Products - (0.1)%
Clorox Co.	(126)	(17,966)

Independent Power and Renewable Electricity Producers - (0.1)%
AES Corp.	(564)	(10,857)
Ormat Technologies, Inc.	(98)	(7,427)
		(18,284)

IT Services - (0.1)%
Globant SA	(50)	(11,899)

Life Sciences Tools & Services - (0.2)%
10X Genomics, Inc. - Class A	(144)	(8,058)
Bio-Techne Corp.	(109)	(8,411)
Repligen Corp.	(58)	(10,428)
Waters Corp.	(60)	(19,754)
		(46,651)

Machinery - (0.2)%
Kornit Digital Ltd.	(306)	(5,863)
RBC Bearings, Inc.	(37)	(10,541)
Toro Co.	(83)	(7,967)
Xylem, Inc./NY	(185)	(21,157)
		(45,528)

Metals & Mining - (0.2)%
Alcoa Corp.	(197)	(6,698)
Compass Minerals International, Inc.	(259)	(6,558)
MP Materials Corp.	(387)	(7,682)
Teck Resources Ltd. - Class B	(387)	(16,359)
		(37,297)

Oil, Gas & Consumable Fuels - (0.2)%
New Fortress Energy, Inc.	(299)	(11,281)
Occidental Petroleum Corp.	(271)	(16,181)
Talos Energy, Inc.	(567)	(8,068)
Texas Pacific Land Corp.	(10)	(15,725)
		(51,255)

Paper & Forest Products – (0.0)%(b)
Louisiana-Pacific Corp.	(148)	(10,483)

Passenger Airlines - (0.1)%
Alaska Air Group, Inc.	(219)	(8,556)
Southwest Airlines Co.	(520)	(15,018)
		(23,574)

Personal Care Products – (0.0)%(b)
Estee Lauder Cos., Inc. - Class A	(75)	(10,969)

Professional Services - (0.3)%
Booz Allen Hamilton Holding Corp.	(164)	(20,977)
Dun & Bradstreet Holdings, Inc.	(774)	(9,056)
Equifax, Inc.	(74)	(18,299)
Exponent, Inc.	(99)	(8,716)
FTI Consulting, Inc.	(45)	(8,962)
Paylocity Holdings Corp.	(36)	(5,935)
		(71,945)

Semiconductors & Semiconductor Equipment - (0.2)%
Impinj, Inc.	(174)	(15,665)
Power Integrations, Inc.	(120)	(9,853)
Texas Instruments, Inc.	(117)	(19,944)
		(45,462)

Specialty Retail - (0.1)%
Five Below, Inc.	(53)	(11,297)
Tractor Supply Co.	(95)	(20,428)
		(31,725)

Water Utilities - (0.1)%
American Water Works Co., Inc.	(138)	(18,215)
California Water Service Group	(190)	(9,855)
		(28,070)
TOTAL COMMON STOCKS (Proceeds $(1,169,752))		(1,221,720)

EXCHANGE TRADED FUNDS - (9.1)%
Consumer Staples Select Sector SPDR Fund	(703)	(50,637)
Invesco Nasdaq 100 ETF	(402)	(67,753)
iShares Expanded Tech-Software Sector ETF	(55)	(22,310)
iShares MSCI ACWI ETF	(9,783)	(995,616)
iShares MSCI EAFE ETF	(9,997)	(753,274)
iShares MSCI Emerging Markets ETF	(4,048)	(162,770)
iShares U.S. Medical Devices ETF	(619)	(33,408)
Materials Select Sector SPDR Fund	(465)	(39,776)
Real Estate Select Sector SPDR Fund	(1,236)	(49,514)
SPDR S&P 500 ETF Trust	(54)	(25,667)
Utilities Select Sector SPDR Fund	(813)	(51,487)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(2,174,794))		(2,252,212)

REAL ESTATE INVESTMENT TRUSTS – (0.0)%(b)
Rexford Industrial Realty, Inc.	(172)	(9,649)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $(8,855))		(9,649)

TOTAL SECURITIES SOLD SHORT- (14.1)% (Proceeds $(3,353,401))		(3,483,581)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company
SA - Sociedad Anónima

(a) Non-income producing security.
(b) Represents less than 0.05% of net assets.

Summary of Fair Value Exposure at December 31, 2023 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2023:

Leuthold Global Fund
	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks
Automobiles	$124,140	$634,860	$–		$759,000
Banks	456,410	338,681	–		795,091
Construction Materials	350,425	586,148	–		936,573
Consumer Staples Distribution & Retail	364,954	480,580	–		845,534
Distributors	87,551	–	–		87,551
Electronic Equipment, Instruments & Components	–	56,209	–		56,209
Food Products	529,514	163,163	–		692,677
Health Care Providers & Services	1,172,239	–	–		1,172,239
Household Durables	1,320,755	243,138	–		1,563,893
Insurance	519,011	952,971	–		1,471,982
IT Services	516,728	560,541	–		1,077,269
Machinery	–	162,577	–		162,577
Metals & Mining	515,913	94,587	–		610,500
Oil, Gas & Consumable Fuels	1,695,074	290,703	–		1,985,777
Paper & Forest Products	–	–	0	(a)	0
Semiconductors & Semiconductor Equipment	1,382,388	755,304	–		2,137,691
Software	1,215,017	256,094	–		1,471,112
Trading Companies & Distributors	543,074	314,064	–		857,138
Common Stocks - Total	10,793,193	5,889,620	0		16,682,813
U.S. Treasury Obligations	–	851,881	–		851,881
Corporate Bonds	–	506,193	–		506,193
Foreign Government Note/Bond	–	482,305	–		482,305
Preferred Stocks
Automobiles	–	72,598	–		72,598
Metals & Mining	74,491	–	–		74,491
Preferred Stocks - Total	74,491	72,598	–		147,089
Exchange Traded Funds	1,501,195	413,592	–		1,914,787
Money Market Funds	3,275,200	–	–		3,275,200
U.S. Treasury Bills	–	698,966	–		698,966
Total Investments	$15,644,079	$8,915,155	$0		$24,559,234

Investments Sold Short:
	Level 1	Level 2	Level 3		Total
Common Stocks	$(1,221,720)	$–	$–		$(1,221,720)
Exchange Traded Funds	(2,252,212)	–	–		(2,252,212)
Real Estate Investment Trusts	(9,649)	–	–		(9,649)
Total Investments Sold Short	$(3,483,581)	$–	$–		$(3,483,581)

Refer to the Schedule of Investments and Schedule of Securities Sold Short for industry classifications.

(a) Management has determined transfers into/out of level 3 and the value of level 3 investments at year end to be immaterial to the Fund.